SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule Of calculation of basic and diluted (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Numerator: Net (Loss) Income (Earnings allocable to) minus Redeemable Net Earnings
Interest Income	$ 23,949			$ 546,631	$ 414,479			$ 744,021
Net income (loss)	1,028,313	$ (224,706)	$ (1,301,788)	$ 1,291,894	$ (378,919)	$ (9,894)	$ (234,600)	$ (1,531,192)
Denominator: Weighted Average Redeemable and Non-Redeemable Ordinary Shares
Basic and diluted net income (loss) per ordinary share, redeemable and non-redeemable		$ (0.07)	$ (0.40)	$ 0.21	$ (0.22)	$ (0.19)	$ (0.26)	$ (0.63)
Redeemable Ordinary Shares
Numerator: Net (Loss) Income (Earnings allocable to) minus Redeemable Net Earnings
Interest Income	23,949			$ 546,631	$ 414,479			$ 744,021
Net Earnings	$ 23,949			$ 546,631	$ 414,479			$ 744,021
Denominator: Weighted Average Redeemable and Non-Redeemable Ordinary Shares
Weighted average shares outstanding of redeemable and non-redeemable ordinary shares	13,800,000			13,800,000	13,800,000			13,800,000
Basic and diluted net income (loss) per ordinary share, redeemable and non-redeemable	$ 0.00			$ 0.04	$ 0.03			$ 0.05
Non-Redeemable Ordinary Shares
Numerator: Net (Loss) Income (Earnings allocable to) minus Redeemable Net Earnings
Net Earnings					$ (414,479)			$ (744,021)
Net income (loss)	$ 1,028,313			$ 1,291,894	(378,919)			(1,531,192)
Non-Redeemable Net Loss					$ (793,398)			$ (2,275,213)
Denominator: Weighted Average Redeemable and Non-Redeemable Ordinary Shares
Weighted average shares outstanding of redeemable and non-redeemable ordinary shares	3,600,000			3,600,000	3,600,000			3,600,000
Basic and diluted net income (loss) per ordinary share, redeemable and non-redeemable	$ 0.28			$ 0.21	$ (0.22)			$ (0.63)